Convertible Debt, Net - Schedule of Convertible Debt Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total interest expense	$ 17	$ 852
2019 Convertible Notes [Member]
Debt Instrument [Line Items]
Contractual interest expense	$ 17	$ 1
Effective interest rate	1.70%	1.70%
2018 Convertible Notes [Member]
Debt Instrument [Line Items]
Contractual interest expense	$ 0	$ 640
Amortization of debt discount	$ 0	$ 211
Effective interest rate	0.00%	3.80%